UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	150,000	$10,443,000
Honeywell International, Inc.	200,000	11,950,000
Lockheed Martin Corp.	125,000	11,672,500
United Technologies Corp.	215,000	16,832,350

		$50,897,850

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	75,000	$5,367,750

		$5,367,750

Chemicals — 4.4%
Celanese Corp., Series A	125,000	$4,738,750
Cytec Industries, Inc.	75,000	4,914,000
LyondellBasell Industries NV, Class A(1)	290,000	14,981,400
Monsanto Co.	150,000	13,653,000
PPG Industries, Inc.	100,000	11,484,000

		$49,771,150

Commercial Banks — 7.1%
KeyCorp	1,300,000	$11,362,000
PNC Financial Services Group, Inc.	362,000	22,842,200
Regions Financial Corp.	2,000,000	14,420,000
Wells Fargo & Co.	911,672	31,480,034

		$80,104,234

Communications Equipment — 2.5%
QUALCOMM, Inc.	450,000	$28,120,500

		$28,120,500

Computers & Peripherals — 5.4%
Apple, Inc.	92,000	$61,387,920

		$61,387,920

Containers & Packaging — 0.4%
Amcor, Ltd.	575,000	$4,613,669

		$4,613,669

Diversified Financial Services — 2.2%
Bank of America Corp.	1,420,000	$12,538,600
JPMorgan Chase & Co.	300,000	12,144,000

		$24,682,600

Diversified Telecommunication Services — 2.4%
CenturyLink, Inc.	205,000	$8,282,000
Telstra Corp., Ltd.	4,500,000	18,242,971

		$26,524,971

Electric Utilities — 0.5%
Edison International	120,000	$5,482,800

		$5,482,800

Energy Equipment & Services — 0.9%
Seadrill, Ltd.	250,000	$9,821,144

		$9,821,144

Security	Shares	Value
Food & Staples Retailing — 2.2%
Casino Guichard-Perrachon SA	102,022	$9,024,493
Costco Wholesale Corp.	155,000	15,519,375

		$24,543,868

Food Products — 2.8%
Kraft Foods, Inc., Class A	330,000	$13,645,500
Nestle SA	290,000	18,298,229

		$31,943,729

Health Care Equipment & Supplies — 1.7%
Covidien PLC	325,000	$19,311,500

		$19,311,500

Health Care Providers & Services — 0.8%
Humana, Inc.	125,000	$8,768,750

		$8,768,750

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	284,000	$26,057,000

		$26,057,000

Household Products — 0.8%
Colgate-Palmolive Co.	80,000	$8,577,600

		$8,577,600

Industrial Conglomerates — 1.8%
General Electric Co.	550,000	$12,490,500
Orkla ASA	1,000,000	7,619,145

		$20,109,645

Insurance — 6.2%
Aflac, Inc.	350,000	$16,758,000
MetLife, Inc.	618,730	21,321,436
Prudential Financial, Inc.	576,304	31,414,331

		$69,493,767

IT Services — 7.6%
Accenture PLC, Class A	460,000	$32,213,800
International Business Machines Corp.	140,000	29,043,000
Visa, Inc., Class A	182,000	24,438,960

		$85,695,760

Machinery — 2.0%
Deere & Co.	150,000	$12,373,500
PACCAR, Inc.	250,000	10,006,250

		$22,379,750

Media — 1.2%
Walt Disney Co. (The)	250,000	$13,070,000

		$13,070,000

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$7,916,000

		$7,916,000

Multi-Utilities — 1.8%
CMS Energy Corp.	250,000	$5,887,500
National Grid PLC	600,000	6,618,512
Sempra Energy	125,000	8,061,250

		$20,567,262

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	185,000	$21,563,600

Security	Shares	Value
Enbridge, Inc.	250,000	$9,757,500
HollyFrontier Corp.	165,000	6,809,550
Kinder Morgan Management, LLC(1)(2)	244,890	18,709,596
Marathon Oil Corp.	400,000	11,828,000
Occidental Petroleum Corp.	199,000	17,125,940
Phillips 66	330,000	15,302,100
Royal Dutch Shell PLC, Class A	325,000	11,263,200

		$112,359,486

Pharmaceuticals — 8.9%
Abbott Laboratories	200,000	$13,712,000
AstraZeneca PLC	305,000	14,562,209
Johnson & Johnson	110,000	7,580,100
Pfizer, Inc.	700,000	17,395,000
Sanofi	315,000	26,956,590
Teva Pharmaceutical Industries, Ltd. ADR	475,000	19,669,750

		$99,875,649

Road & Rail — 1.0%
Union Pacific Corp.	100,000	$11,870,000

		$11,870,000

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	250,000	$9,797,500

		$9,797,500

Software — 4.2%
Microsoft Corp.	1,020,000	$30,375,600
Oracle Corp.	550,000	17,319,500

		$47,695,100

Specialty Retail — 5.5%
Home Depot, Inc. (The)	125,000	$7,546,250
Industria de Diseno Textil SA	65,000	8,076,434
Kingfisher PLC	1,500,000	6,412,459
Limited Brands, Inc.	139,077	6,850,933
Lowe’s Companies, Inc.	370,000	11,188,800
TJX Companies, Inc. (The)	480,000	21,499,200

		$61,574,076

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	190,000	$10,643,800

		$10,643,800

Tobacco — 3.9%
British American Tobacco PLC	350,000	$17,984,177
Japan Tobacco, Inc.(1)	400,000	11,973,490
Philip Morris International, Inc.	150,000	13,491,000

		$43,448,667

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	320,000	$9,118,400

		$9,118,400

Total Common Stocks (identified cost $882,357,825)		$1,111,591,897

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$12,049	$12,048,593
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	3,853	3,853,135

Total Short-Term Investments (identified cost $15,901,728)		$15,901,728

Total Investments — 100.2% (identified cost $898,259,553)		$1,127,493,625

Other Assets, Less Liabilities — (0.2)%		$(1,897,968)

Net Assets — 100.0%		$1,125,595,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of this security was on loan at September 30, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2012, the Portfolio loaned securities having a market value of $11,414,555 and received $12,048,593 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 were $66,359 and $5,235, respectively.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.2%	$835,072,825
United Kingdom	5.9	65,958,957
Ireland	4.5	51,525,300
France	3.2	35,981,083
Australia	2.0	22,856,640
Israel	1.8	19,669,750
Switzerland	1.6	18,298,229
Norway	1.6	17,440,289
Netherlands	1.3	14,981,400
Japan	1.1	11,973,490
Canada	0.9	9,757,500
Spain	0.7	8,076,434

Long-Term Investments	98.8%	$1,111,591,897
Short-Term Investments		$15,901,728

Total Investments		$1,127,493,625

A summary of open financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
10/31/12	British Pound Sterling 10,534,522	United States Dollar 17,029,192	Citibank NA	$19,531
10/31/12	British Pound Sterling 10,534,522	United States Dollar 17,030,203	Standard Chartered Bank	20,542
10/31/12	British Pound Sterling 10,534,522	United States Dollar 17,027,843	State Street Bank and Trust Co.	18,183
10/31/12	Euro 14,510,779	United States Dollar 18,674,284	Citibank NA	21,918
10/31/12	Euro 14,510,779	United States Dollar 18,677,361	Standard Chartered Bank	24,994
10/31/12	Euro 14,510,779	United States Dollar 18,687,562	State Street Bank and Trust Co.	35,195

				$140,363

At September 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $140,363.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$900,249,894

Gross unrealized appreciation	$238,477,890
Gross unrealized depreciation	(11,234,159)

Net unrealized appreciation	$227,243,731

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$96,855,983	$14,488,893		$—	$111,344,876
Consumer Staples	51,233,475	57,280,389		—	108,513,864
Energy	101,096,286	21,084,344		—	122,180,630
Financials	174,280,601	—		—	174,280,601
Health Care	86,437,100	41,518,799		—	127,955,899
Industrials	103,005,850	7,619,145		—	110,624,995
Information Technology	232,696,780	—		—	232,696,780
Materials	57,687,150	4,613,669		—	62,300,819
Telecommunication Services	17,400,400	18,242,971		—	35,643,371
Utilities	19,431,550	6,618,512		—	26,050,062
Total Common Stocks	$940,125,175	$171,466,722	*	$—	$1,111,591,897
Short-Term Investments	$—	$15,901,728		$—	$15,901,728
Total Investments	$940,125,175	$187,368,450		$—	$1,127,493,625
Forward Foreign Currency Exchange Contracts	$—	$140,363		$—	$140,363
Total	$940,125,175	$187,508,813		$—	$1,127,633,988

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012